Risk Management (Details Text) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Jan. 31, 2017
Risk Management (Details Text)
Maximum credit risk exposure		R$ 1,383,965,461		R$ 1,390,511,535
Cash and balances with banks		81,742,951		72,554,651
Other financial assets		599,199,362		497,974,002
Financial assets held for trading		241,710,041		213,139,846
Financial assets available for sale		159,412,722		113,118,554
Investments held to maturity		39,006,118		43,002,028
Recorded in off-balance sheet accounts		283,089,393		316,298,033
Other exposures subject to credit risk		419,933,755
Derivative financial instruments		13,866,885		16,755,442
Loans and advances to banks		32,253,205		94,845,534
Loans and advances to customers		R$ 373,813,665		392,083,873
Portfolio of loans and advances to customers		4.70%
Neither past due nor impaired		R$ 321,595,918		R$ 337,337,152
Loans and advances, which despite being past due, do not provide indications of possible impairment - Portfolio		2.90%		3.20%
Loans and advances to customers impaired		R$ 41,533,433		R$ 42,133,815
Debt securities issued by companies		468,214		114,069
Bonds of the Brazilian public debt		116,773		668,115
Derivatives of the Brazilian public debt				(16,296)
Total net credit risk value of negative		584,987		765,888
Effect on the calculation of required shareholders' equity of negative		49,162		11,977
The mark-to-market of the protection rates that remunerates the counterparty that received the risk		R$ 195		(1,067)
Value at Risk (VaR)		99.00%
DI Futures contracts at B3		R$ 16,030,487		21,502,218
Hedge DI securities		14,708,544		21,476,571
The adjustment to the market, registered in the shareholders' equity		40,060		43,190
The adjustment to the market, registered in the shareholders' equity, net of tax effects		24,036		25,914
Risk of DI interest rates by using DI Futuro contracts in B3		6,769,979
Object of hedge as funds referenced to the DI		6,671,048
The adjustment to market, recorded in shareholders' equity		(84,044)
The adjustment to market, recorded in shareholders' equity, net of tax effects		(50,426)
Functional currency is other than Reais, using Forward contracts		1,110,888
Functional currency is other than Reais, using Forward contracts, investment abroad denominated in MXN (Mexican Peso)		582,567
The mark-to-market adjustment these operations, recorded in shareholders' equity		(59,739)
The mark-to-market adjustment these operations, recorded in shareholders' equity, net of tax effects		(35,843)
VaR of Trading Portfolio net of tax effects		14,417
Total High Quality Liquid Assets (HQLA)		R$ 125,596,242
Redemptions and non-renewals retail and wholesale funding without collateral (unsecured)		54.00%
Transfers out of Level 3 of fair value hierarchy, assets				(1,562,225)
Derivative Assets and Liabilities - Transfer to investments held to maturity		R$ 12,419,003		12,419,003
Portion concerning Market Risk		80.00%
Capital margin		25.00%
Weighted Average Amount
Risk Management (Details Text)
Cash inflows	[2]	R$ 42,438,620	[1]	42,376,396	[3]
Average in the year
Risk Management (Details Text)
Value at risk		168,751		198,274
Maximum in the year
Risk Management (Details Text)
Value at risk		R$ 387,884		R$ 371,395
Application of deductions of prudential adjustments I
Risk Management (Details Text)
Factor applied to prudential adjustments						60.00%
Application of deductions of prudential adjustments II
Risk Management (Details Text)
Factor applied to prudential adjustments						80.00%
Prudential
Risk Management (Details Text)
Capital adequacy ratio		17.10%
Tier I capital		13.10%		12.00%
- Common equity		12.30%		11.20%
Margin (Capital Buffer)	[4]	R$ 34,226,583		R$ 28,084,702
Margin (Capital Buffer) - Increase in loan operations (Retail)		R$ 672,758,390
Daily hypothetical and effective P&L over the last 250 business days
Risk Management (Details Text)
Value at Risk (VaR)				99.00%
Maximum credit risk exposure - Increase
Risk Management (Details Text)
Credit risk exposure		0.50%
Cash and bank deposits
Risk Management (Details Text)
Credit risk exposure		6.00%
Other financial assets
Risk Management (Details Text)
Credit risk exposure		43.30%
Recorded in off-balance sheet accounts
Risk Management (Details Text)
Credit risk exposure		20.50%		22.60%
Other exposures subject to credit risk
Risk Management (Details Text)
Credit risk exposure		30.30%
Derivative financial instruments - Refers basically to over-the-counter contracts
Risk Management (Details Text)
Credit risk exposure		99.40%
Derivative financial instruments - Low credit risk
Risk Management (Details Text)
Credit risk exposure		93.00%
Loans and advances to customers assessed to be neither past due nor impaired - Low risk
Risk Management (Details Text)
Credit risk exposure		96.20%
Loans and advances to customers impaired
Risk Management (Details Text)
Credit risk exposure		11.10%		10.70%
Variation on prices
Risk Management (Details Text)
Applicable tax rate				1.00%
Variation on prices | Scenario 2
Risk Management (Details Text)
Applicable tax rate		25.00%
Variation on prices | Scenario 3
Risk Management (Details Text)
Applicable tax rate		50.00%
For a 1-year fixed interest rate | Scenario 1
Risk Management (Details Text)
Applicable tax rate		6.90%
For a 1-year fixed interest rate | Scenario 2
Risk Management (Details Text)
Applicable tax rate		6.90%
For a 1-year fixed interest rate | Scenario 3
Risk Management (Details Text)
Applicable tax rate		6.90%
Scenario was applied | Scenario 1
Risk Management (Details Text)
Applicable tax rate		6.91%
Scenario was applied | Scenario 2
Risk Management (Details Text)
Applicable tax rate		8.62%
Scenario was applied | Scenario 3
Risk Management (Details Text)
Applicable tax rate		10.35%
Exchange rate | Scenario 1
Risk Management (Details Text)
Average foreign exchange rate		3.14
Exchange rate | Scenario 2
Risk Management (Details Text)
Average foreign exchange rate		3.14
Exchange rate | Scenario 3
Risk Management (Details Text)
Average foreign exchange rate		3.14
Scenario was used | Scenario 1
Risk Management (Details Text)
Average foreign exchange rate		3.17
Scenario was used | Scenario 2
Risk Management (Details Text)
Average foreign exchange rate		3.93
Scenario was used | Scenario 3
Risk Management (Details Text)
Average foreign exchange rate		4.72

[1]	Calculated based on the simple daily average of the months that compose the quarter (61 observations);
[2]	Corresponds to the value after application of the weighting factors; and
[3]	Calculated based on the simple average of the closing of the months that compose the quarter (3 observations);
[4]	Margin = Minimum (PR – PRE; PR Level I - RWA * 6%; PR Principal - RWA * 4.5%) - Additional Principal Capital.